SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment, Net
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Leasehold improvements	Over the shorter of the term of the lease or the life of the asset
Machinery and equipment	10 - 20 (mainly 10)
Computers and peripheral equipment	33
Rentals systems	33
Office furniture and equipment	10 - 20 (mainly 10)
Motor vehicles	15

Schedule of Warranty Allowance
The following table provides the details of the change in the Company's warranty accrual for the years ended December 31, 2013 and 2012:

	December 31,
	2012	2013

Balance at the beginning of the year	$6,459	$5,389
Warranties issued during the year	7,258	6,386
Costs incurred with respect of warranties during the year	(8,328)	(6,790)
	$5,389	$4,985

Schedule of Benefit Plan Obligations
The actuarial calculations, as set forth below, have been performed in accordance with ASC 715.

	December 31,
	2012	2013

Accumulated benefit obligation	$4,696	$4,244

Change in projected benefit obligation:

Projected benefit obligation at beginning of year	$5,407	$5,009
Service cost	535	409
Interest cost	44	29
Actuarial (gain) loss	(245)	149
Currency exchange rate changes	(553)	(867)
Benefits paid	(179)	(203)
Projected benefit obligation at end of year	$5,009	$4,526

Net periodic benefit cost :

Service cost	$535	$409
Interest cost	44	29
Net periodic benefit cost	$579	$438

Schedule of Other Comprehensive Loss, Net of Tax for Benefit Plan Components
Amounts recognized in accumulated other comprehensive income:

Net actuarial gain (loss), net of taxes	$146	$(89)

Accumulated other comprehensive loss , net of taxes	$(190)	$(279)

Schedule of Assumptions Used for Benefit Plan Components
	Year ended December 31,
	2011	2012	2013

Assumptions used to calculate amounts above:
Discount rate	0.90%	0.70%	0.60%
Rate of compensation increase	2.00%	1.00%	1.00%

Schedule of Expected Benefit Payments	Benefit payments are expected to be paid as follows:
December 31,

2014	$416
2015	$398
2016	$460
2017	$855
2018-2022	$2,656

Schedule of Assumptions Used in Stock Option Valuations
	Year ended December 31,
	2011	2012	2013

Volatility	76%	73%	49%
Risk-free interest rate	1.19%	0.93%	0.98%
Dividend yield	0%	0%	0%
Expected term (years)	4.72	4.70	4.63

Schedule of Equity-Based Compensation Expense
The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2011, 2012 and 2013 was comprised as follows:

	Year ended December 31,
	2011	2012	2013

Cost of goods sold	$104	$127	$141
Research and development	186	189	259
Sales and marketing	249	385	449
General and administrative	208	2,584	1,105
Total equity-based compensation expense	$747	$3,285	$1,954

Schedule of Allowance for Doubtful Accounts
Changes in the Company's allowance for doubtful accounts during the fiscal years ended at December 31, 2013 and 2012 are as follows:

	December 31,
	2012	2013

Balance at the beginning of the period	$2,789	$2,379
Doubtful debt expenses (income) during the period	102	618
Customer write-offs during the period	(528)	(310)
Exchange rate	16	3
	$2,379	$2,690

Schedule of Derivative Instruments
The following tables present fair value amounts of, and gains and losses recorded in relation to, the Company's derivative instruments and related hedged items:

	Balance Sheet	Fair Value of Derivative Instruments
		Year ended December 31,
		2012	2013

Derivative Assets:

Derivatives designated as hedging instruments:

Foreign exchange option and forward contracts	Prepaid expenses and other receivables	$745	$-
Interest rate swap	Other long term assets	-	449
Derivatives not designated as hedging instruments:
Lease embedded derivative	Prepaid expenses and other receivables	-	79
Lease embedded derivative	Other long term assets	-	222
Foreign exchange option and forward contracts	Prepaid expenses and other receivables	547	196

Total		$1,292	$946

Derivative Liabilities

Derivatives designated as hedging instruments:
Interest rate swap	Other accounts payable and accrued expenses	$(105)	$(209)
Interest rate swap	Other long term liabilities	-	(62)

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Other accounts payable and accrued expenses	(159)	(224)
Lease embedded derivative	Other accounts payable and accrued expenses	(197)	(375)
Lease embedded derivative	Other long term liabilities	(1,369)	(1,966)
Cash fee	Other long term liabilities	(282)	(182)

Total		$(2,112)	$(3,018)

	Gain (loss) Recognized in Other Comprehensive Income, net		Gain (loss) Recognized in Statements of Operations
	Year ended December 31,		Statements of Operations	Year ended December 31,
	2012	2013	Item	2012	2013

Derivatives designated as hedging instruments:
Interest rate swap	$(677)	$176	Financial expenses,net	$635	$(53)
Foreign exchange option and forward contract	1,090	(745)	Operating income (expenses)	(349)	1,235

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	-	-	Financial expense,net	1,235	124
Lease embedded derivative	-	-	Financial expense,net	(399)	(988)
Cash Fee	-	-	Financial expense,net	219	100

Total	$413	$(569)		$1,341	$418

Schedule of Restructuring Plan Charges
The major components of the  restructuring plans charges are as follows:

	Employee termination benefits	Lease abandonment	Total

Balance as of January 1, 2011	$180	$915	$1,095
Cash outlays	(98)	(437)	(535)

Balance as of December 31, 2011	82	478	560
Cash outlays	(82)	(478)	(560)

Balance as of December 31, 2012 and, 2013	$-	$-	$-

Schedule of Accumulated Other Comprehensive Income, Net
The total accumulated other comprehensive income, net was comprised as follows:

	As of December 31,
	2012	2013

Accumulated losses on derivative instruments	$(945)	$(1,514)
Deferred pension items, net of taxes	(190)	(279)
Accumulated foreign currency translation differences	16,711	15,908

Total accumulated other comprehensive income, net	$15,576	$14,115

Schedule of Changes in Accumulated Balances of Other Comprehensive Income, Net of Taxes
The following table summarizes the changes in accumulated balances of other comprehensive income, net of taxes for the year ended December 31, 2013:

	Unrealized gains (losses) on derivative instruments	Deferred pension items	Accumulated foreign currency translation differences	Total

Balance as of December 31, 2012	$(945)	$(190)	$16,711	$15,576
Other comprehensive income (loss) before reclassifications	(1,287)	(89)	(803)	(2,179)
Amounts reclassified from AOCI	718	-	-	718

Net current period other comprehensive income	(569)	(89)	(803)	(1,461)

Balance as of December 31, 2013	$(1,514)	$(279)	$15,908	$14,115

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
The following table provides details about reclassifications out of accumulated other comprehensive income:   Affected line item in the statement of income

	year ended December 31, 2013	Affected line item in the statement of income

	499	Cost of revenues
Unrealized gains (losses) on cash flow hedge	107	Research and development
	37	Sales and marketing
	102	General and administrative
	(27)	Financial expenses, net
$718